PREFERRED STOCK (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended		9 Months Ended		12 Months Ended
	Jan. 09, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2020 $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2021 USD ($)	May 31, 2017 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized		50,000,000		50,000,000		50,000,000	50,000,000
Preferred stock series B, par value | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock accretion | $							$ 2,300
Number of redeemed shares, value | $		$ 2,200					2,200	$ 1,500
Proceeds from preferred stock | $							$ 2,452
Number of shares issued			300,000
Warrant exercise price | $ / shares			$ 7.50
IPO [Member]
Class of Stock [Line Items]
Number of shares issued						4,000,000.0
Warrants to purchase common stock		402,500,000					402,500,000
Warrant exercise price | $ / shares		$ 7.50					$ 7.50
IPO [Member] | Contingent Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares						$ 6.00
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		1,000,000.0					1,000,000.0
Number of redeemed shares							730,000
Number of redeemed shares, value | $							$ 3,700
Series A Preferred Stock [Member] | IPO [Member]
Class of Stock [Line Items]
Number of redeemed shares							700,000
Number of redeemed shares, value | $							$ 3,500
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		1,200,000					1,200,000
Sale of stock price | $ / shares	$ 15.00
Series B Preferred Stock [Member] | Contingent Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price percentage	125.00%					125.00%
Series B Units [Member]
Class of Stock [Line Items]
Proceeds from preferred stock | $							$ 2,500
Number of shares issued							163,500
Exchange of debt principal and interest | $							$ 2,900
Series B Units [Member] | IPO [Member]
Class of Stock [Line Items]
Number of shares exchange							196,258
Offering cost | $							$ 100
Warrant exercise price | $ / shares		$ 7.50					$ 7.50
Series B Preferred [Member] | IPO [Member]
Class of Stock [Line Items]
Debt instrument shares converted		1,199,195
Maximum [Member]
Class of Stock [Line Items]
Share issuance price | $ / shares				$ 7.50		$ 7.50
Board of directors [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,200,000	50,000,000		50,000,000		47,800,000	50,000,000
Preferred stock series B, par value | $ / shares	$ 0.0001
Share issuance price | $ / shares	$ 15.00
Proceeds from preferred stock | $	$ 15,000
Board of directors [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock redeemable, percentage						20.00%
Preferred stock reedemable | $						$ 1,000
Board of directors [Member] | Series A Preferred Stock [Member] | Definitive Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized									1,000,000
Preferred stock series B, par value | $ / shares									$ 5.00
Board of directors [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion price percentage	0.75
Board of directors [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				50,000,000
Shareholder [Member]
Class of Stock [Line Items]
Warrants to purchase common stock		1,199,195					1,199,195